UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    K.A. MacGuire & Company, LLC
Address: 381 Boston Post Road
         Darien, Connecticut
         06820           USA

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin MacGuire
Title: President and Chief Compliance Officer
Phone: 203-656-8173

Signature, Place, and Date of Signing:

   /s/ Kevin MacGuire       Darien, Connecticut             08/19/2008
------------------------  -----------------------   --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  39
Form 13F Information Table Value Total:  $137,545,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                            Title of                 Value      Shrs or                  Investment       Voting Authority
Name of Issuer               Class        Cusip     (x$1000)    Prn Amt.     Shr/Prn     Discretion       Sole       None
--------------               -----        -----     --------    --------     -------     ----------       ----       ----
ALR Technologies              com       001630102          2      33,500       shr          sole          33,500          -
Abbott Laboratories           com       002824100      3,766      71,098       shr          sole          43,448     27,650
Automatic Data                com       053015103      5,029     120,025       shr          sole          64,625     55,400
Bank of New York              com       064058100        308       8,149       shr          sole           2,489      5,660
Baxter Int'l.                 com       071813109      6,042      94,500       shr          sole          47,100     47,400
Boeing Co.                    com       097023105      2,494      37,950       shr          sole          19,950     18,000
CVS Caremark                  com       126650100      5,939     150,090       shr          sole          82,390     67,700
Cadence Design                com       127387108        374      37,000       shr          sole               -     37,000
Cameron Int'l.                com       13342B105      2,067      37,350       shr          sole          20,600     16,750
Capital One Financial         com       14040H105      2,920      76,825       shr          sole          37,775     39,050
Carnival Corp.                com       143658300      2,989      90,700       shr          sole          45,300     45,400
Comcast Corp.                 com       20030N101        455      24,000       shr          sole               -     24,000
Comcast Corp.                 com       20030N200      2,627     140,055       shr          sole          84,705     55,350
ConocoPhillips                com       20825C104        621       6,580       shr          sole           2,130      4,450
Credit Suisse                 com       H3698D419        393       8,528       shr          sole           8,528          -
Exxon Mobil                   com       30231G102     16,484     187,043       shr          sole          52,016    135,027
Factset Research              com       303075105      4,042      71,710       shr          sole          44,610     27,100
General Dynamics              com       369550108      4,949      58,780       shr          sole          36,530     22,250
General Electric              com       369604103      4,278     160,284       shr          sole         102,484     57,800
Ishares S&P 100               com       464287101        349       6,000       shr          sole               -      6,000
Ishares Oil Equip & Ser       com       464288844        318       4,000       shr          sole               -      4,000
JP Morgan Chase               com       46625H100      3,867     112,697       shr          sole          69,697     43,000
Johnson & Johnson             com       478160104        379       5,884       shr          sole           5,884          -
Merck & Co.                   com       589331107      3,464      91,900       shr          sole          51,200     40,700
Morgan Stanley                com       617446448      2,871      79,590       shr          sole          43,290     36,300
Nabors Industries             com       G6359F103      9,698     197,000       shr          sole         121,700     75,300
The Pantry Inc                com       698657103        835      78,305       shr          sole          39,405     38,900
Pepsico Inc.                  com       713448108      4,033      63,425       shr          sole          32,425     31,000
Proctor & Gamble              com       742718109      5,744      94,465       shr          sole          52,475     41,990
Royal Dutch Shell             com       780259206        246       3,015       shr          sole           3,015          -
SPDR 500 Tr.                  com       78462F103      3,969      31,010       shr          sole              10     31,000
SPDR Gold Tr.                 com       78463V107      6,791      74,300       shr          sole          38,500     35,800
SPDR Oil & Gas Tr.            com       78464A730        351       5,000       shr          sole               -      5,000
Schein, Henry                 com       806407102        258       5,000       shr          sole               -      5,000
Schlumberger, Ltd             com       806857108      9,964      92,750       shr          sole          56,550     36,200
3M Co.                        com       88579Y101      1,145      16,460       shr          sole               -     16,460
Tiffany & Co.                 com       886547108      4,101     100,650       shr          sole          47,250     53,400
United Technologies           com       913017109      4,557      73,850       shr          sole          38,550     35,300
Williams Cos.                 com       969457100      8,824     218,900       shr          sole         119,100     99,800